Investment in associates (Details 1) $ in Thousands, $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CAD ($)
Dolly Varden [Member]
Statement [Line Items]
Cost recoveries	$ 0		$ 0
Exploration and evaluation	4,059	$ 4,183
Marketing	272		484
Share-based compensation	258		1,080
Administrative and other	(354)		(241)
Net loss of associate, 100%	4,235		5,506
Company's share of net loss of associates	1,406		1,855
UMS [Member]
Statement [Line Items]
Cost recoveries	(1,690)		(1,690)
Exploration and evaluation	665		665
Marketing	181		181
Share-based compensation	0		0
Administrative and other	983		983
Net loss of associate, 100%	139		139
Company's share of net loss of associates	$ 35		$ 35